Transactions And Balances With Related Parties (Details) - Schedule of Balance - MORINGA ACQUISITION CORP [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Promissory notes [Member]
Compensating Balances [Line Items]
Total	$ 3,346,000	$ 2,841,000
Accrual for Administrative Services Agreement [Member]
Compensating Balances [Line Items]
Total		20,000
Related Party [Member]
Compensating Balances [Line Items]
Total	$ 3,346,000	$ 2,861,000